Earnings Per Share - Summary of Diluted Earnings Per Share (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2025 CAD ($) $ / shares shares	Jan. 31, 2025 $ / shares	Jan. 31, 2024 CAD ($) $ / shares shares	Jan. 31, 2024 $ / shares
Diluted earnings per share [abstract]
Net income (loss) attributable to shareholders - continuing operations | $	$ 62.6		$ 930.6
Net loss attributable to shareholders - discontinued operations | $	(275.7)		(187.2)
Net income (loss) attributable to shareholders | $	$ (213.1)		$ 743.4
Weighted average number of shares | shares	73,661,874		77,166,505
Dilutive effect of stock options | shares	924,347		1,357,285
Weighted average number of diluted shares | shares	74,586,221		78,523,790
Diluted earnings (loss) per share - continuing operations | (per share)	$ 0.84	$ 0.84	$ 11.85	$ 11.85
Diluted loss per share - discontinued operations | (per share)	(3.7)	(3.7)	(2.38)	(2.38)
Diluted earnings (loss) per share | (per share)	$ (2.86)	$ (2.86)	$ 9.47	$ 9.47